Diluted earnings (loss) per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Diluted earnings (loss) per share [Abstract]
Profit (loss) used in the calculation of total diluted earnings (loss) per share	₩ (1,314,567)	₩ 1,298,720	₩ 7,048,581
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Diluted weighted average number of shares	641,964,077	641,964,077	641,964,077
Diluted earnings (loss) per share	₩ (2,048)	₩ 2,023	₩ 10,980